SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Intangible Assets

Balance at January 1, 2021	$393,990
Additions	–
Amortization	(51,028)
Balance at December 31, 2021	$342,962

The following is a summary of the DPTI patents as of December 31, 2021:

2021
Historical cost	$904,269
Accumulated amortization	(561,307)
Carrying Value	$342,962

Future expected amortization of intangible assets

Year Ending December 31,
2022	$51,028
2023	51,028
2024	51,028
2025	51,028
2026	51,028
Thereafter	87,822
$342,962

Schedule of antidilutive shares

	December 31, 2021	December 31, 2020
Convertible preferred stock	–	–
Stock Options	–	–
Stock Warrants	–	–